Condensed consolidated statement of cash flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022
Cash flows from operating activities
Profit before tax	$ 4,350		$ 800
Finance income and expense	654		612
Share of after tax losses of associates and joint ventures	1		5
Depreciation, amortisation and impairment	2,778		2,666
(Increase)/decrease in working capital and short-term provisions	(747)		2,391
Gains on disposal of intangible assets	(249)		(81)
Fair value movements on contingent consideration arising from business combinations	202		293
Non-cash and other movements	(594)		(814)
Cash generated from operations	6,395		5,872
Interest paid	(483)		(386)
Tax paid	(1,061)		(1,006)
Net cash inflow from operating activities	4,851		4,480
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired	(189)
Payments upon vesting of employee share awards attributable to business combinations	(23)		(158)
Payment of contingent consideration from business combinations	(398)		(367)
Purchase of property, plant and equipment	(517)		(472)
Disposal of property, plant and equipment	126
Purchase of intangible assets	(1,436)		(434)
Disposal of intangible assets	288		442
Movement in profit-participation liability	175
Purchase of non-current asset investments	(26)		(28)
Disposal of non-current asset investments	10		35
Movement in short-term investments, fixed deposits and other investing instruments	90		9
Payments to associates and joint ventures			(5)
Interest received	134		10
Net cash outflow from investing activities	(1,766)		(968)
Net cash inflow before financing activities	3,085		3,512
Cash flows from financing activities
Proceeds from issue of share capital	8		8
Issue of loans and borrowings	3,816
Repayment of loans and borrowings	(3,408)		(1,257)
Dividends paid	(3,069)		(2,971)
Hedge contracts relating to dividend payments	27		(77)
Repayment of obligations under leases	(129)		(134)
Movement in short-term borrowings	72		316
Payment of Acerta Pharma share purchase liability	(867)		(920)
Net cash outflow from financing activities	(3,550)		(5,035)
Net decrease in Cash and cash equivalents in the period	(465)		(1,523)
Cash and cash equivalents at the beginning of the period	5,983		6,038
Exchange rate effects	(47)		(35)
Cash and cash equivalents at the end of the period	5,471		4,480
Cash and cash equivalents	5,664	[1]	4,817
Overdrafts	$ (193)		$ (337)

[1]	The Condensed consolidated statement of financial position as at 30 June 2023 and 30 June 2022 have been reviewed by PricewaterhouseCoopers LLP. The Condensed consolidated statement of financial position as at 31 December 2022 has been audited by PricewaterhouseCoopers LLP.